GE Trademark License Agreement (Details 1) - GE Trademark License - Net [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
2017	$ 1,222,074	$ 2,441,472
2018	2,240,466	2,234,113
GE Trademark License - net	$ 3,462,540	$ 4,675,585	$ 7,123,746